[SUTHERLAND LETTERHEAD]            1275 Pennsylvania Avenue,    Atlanta
                                                          NW    Austin
                                       Washington, DC 20004-    Houston
                                                        2415    New York
                                                202.383.0100    Tallahassee
                                            Fax 202.637.3593    Washington
                                          www.sutherland.com    DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

October 20, 2009

Re: Initial Registration Statement on Form N-4 for
    Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E
    (MetLife Growth and Guaranteed Income)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Separate Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual single premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Initial Registration Statement, will be forwarded to the staff of the SEC shortly under separate cover.

Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

Attachment
cc:       John Towers, Esq.
          Michele H. Abate, Esq.
          Lisa A. Flanagan, Esq.